Disclosures on Individual Items of the Financial Statements (Details) - Schedule of other reserves consist of accumulated earnings - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Schedule of other reserves consist of accumulated earnings [Abstract]
Share capital	€ 4	€ 32	€ 32
Capital reserves	214,100	20,950	20,950
Other equity	(2)
Retained earnings	(29,571)	(19,291)	(7,241)
Profit/Loss	(87,640)	(10,280)	(12,050)
Equity attributable to shareholders of ADSE	96,892	(8,589)	1,691
Total	€ 96,892	€ (8,589)	€ 1,691